LOANS	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
LOANS

NOTE 4—LOANS

The components of loans were as follows (dollars in thousands):

	September 30, 2015	December 31, 2014
Agricultural loans	$469,166	$415,164
Commercial real estate loans	147,638	137,517
Commercial loans	52,597	53,745
Residential real estate loans	34,326	40,885
Installment and consumer other	302	811

Total gross loans	704,029	648,122
Allowance for loan losses	(9,833)	(10,603)

Loans, net	$694,196	$637,519

Changes in the allowance for loan losses by portfolio segment for the nine months ended September 30, 2015 and 2014 were as follows (dollars in thousands):

	Agricultural	Commercial Real Estate	Commercial	Residential Real Estate	Installment and Consumer Other	Unallocated	Total
September 30, 2015
Balance, beginning of year	$3,456	$3,326	$2,420	$1,392	$9	$—	$10,603
Provision for (recovery of) loan losses	2,993	(1,673)	(1,719)	(920)	(6)	—	(1,325)
Loans charged off	(1,145)	(162)	(415)	(172)	—	—	(1,894)
Recoveries	47	743	1,196	463	—	—	2,449

Balance, end of period	$5,351	$2,234	$1,482	$763	$3	$—	$9,833

	Agricultural	Commercial Real Estate	Commercial	Residential Real Estate	Installment and Consumer Other	Unallocated	Total
September 30, 2014
Balance, beginning of year	$3,144	$3,254	$2,172	$1,819	$3	$103	$10,495
Provision for (recovery of) loan losses	257	(199)	531	(222)	—	(367)	—
Loans charged off	(115)	—	(103)	—	—	—	(218)
Recoveries	17	61	18	—	1	—	97

Balance, end of period	$3,303	$3,116	$2,618	$1,597	$4	$(264)	$10,374

The following tables present the balances in the allowance for loan losses and the recorded investment and unpaid principal balance in loans by portfolio segment and based on impairment method as of September 30, 2015 and December 31, 2014 (dollars in thousands):

	September 30, 2015
	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total
Allowance for loan losses:
Agricultural loans	$935	$4,416	$5,351
Commercial real estate loans	295	1,939	2,234
Commercial loans	1,057	425	1,482
Residential real estate loans	—	763	763
Installment and consumer other	—	3	3

Total ending allowance for loan losses	2,287	7,546	9,833

Loans:
Agricultural loans	20,599	448,567	469,166
Commercial real estate loans	5,891	141,747	147,638
Commercial loans	5,240	47,357	52,597
Residential real estate loans	17	34,309	34,326
Installment and consumer other	—	302	302

Total loans	31,747	672,282	704,029

Net loans	$29,460	$664,736	$694,196

	December 31, 2014
	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total
Allowance for loan losses:
Agricultural loans	$242	$3,214	$3,456
Commercial real estate loans	519	2,807	3,326
Commercial loans	1,848	572	2,420
Residential real estate loans	285	1,107	1,392
Installment and consumer other	—	9	9

Total ending allowance for loan losses	2,894	7,709	10,603

Loans:
Agricultural loans	10,897	404,267	415,164
Commercial real estate loans	3,041	134,476	137,517
Commercial loans	8,910	44,835	53,745
Residential real estate loans	1,996	38,889	40,885
Installment and consumer other	—	811	811

Total loans	24,844	623,278	648,122

Net loans	$21,950	$615,569	$637,519

The following tables present the aging of the recorded investment in past due loans at September 30, 2015 and December 31, 2014 (dollars in thousands):

	30-59 Days Past Due	60-89 Days Past Due	90+ Days Past Due	Total Past Due	Loans Not Past Due	Total Loans
September 30, 2015
Agricultural loans	$730	$584	$1,989	$3,303	$465,863	$469,166
Commercial real estate loans	—	—	2,418	2,418	145,220	147,638
Commercial loans	185	—	2,907	3,092	49,505	52,597
Residential real estate loans	—	—	8	8	34,318	34,326
Installment and consumer other	—	—	—	—	302	302

Total	$915	$584	$7,322	$8,821	$695,208	$704,029

December 31, 2014
Agricultural loans	$355	$9	$238	$602	$414,562	$415,164
Commercial real estate loans	—	—	2,592	2,592	134,925	137,517
Commercial loans	—	42	3,366	3,408	50,337	53,745
Residential real estate loans	6	—	534	540	40,345	40,885
Installment and consumer other	—	—	—	—	811	811

Total	$361	$51	$6,730	$7,142	$640,980	$648,122

The following table lists information on nonaccrual, restructured, and certain past due loans (dollars in thousands):

	September 30, 2015	December 31, 2014
Nonaccrual loans, 90 days or more past due	$7,322	$6,730
Nonaccrual loans 30-89 days past due	642	200
Nonaccrual loans, less than 30 days past due	3,208	4,625
Restructured loans not on nonaccrual status	617	846
90 days or more past due and still accruing	—	—

The following table presents the recorded investment in nonaccrual and loans past due 90 days or more at September 30, 2015 and December 31, 2014 (dollars in thousands):

	September 30, 2015	December 31, 2014
Agricultural loans	$2,512	$1,293
Commercial real estate loans	4,899	5,163
Commercial loans	3,744	3,409
Residential real estate loans	17	1,690

Total	$11,172	$11,555

The average recorded investment in total impaired loans for the nine months ended September 30, 2015 and for the year ended December 31, 2014 amounted to approximately $28,296,000 and $38,565,000, respectively. Interest income recognized on total impaired loans for the nine months ended September 30, 2015 and for the year ended December 31, 2014 amounted to approximately $1,331,000 and $1,326,000, respectively. For nonaccrual loans included in impaired loans, the interest income that would have been recognized had those loans been performing in accordance with their original terms would have been approximately $605,000 and $778,000 for the nine months ended September 30, 2015 and for the year ended December 31, 2014, respectively.

Troubled Debt Restructurings

The Company has allocated approximately $214,000 and $538,000 of specific reserves to customers whose loan terms have been modified in troubled debt restructurings (“TDR”) at September 30, 2015 and December 31, 2014, respectively. The Company has no additional lending commitments at September 30, 2015 and December 31, 2014 to customers with outstanding loans that are classified as TDRs.

A TDR on nonaccrual status is classified as a nonaccrual loan until evaluation supports reasonable assurance of repayment and of performance according to the modified terms of the loan. Once this assurance is reached, the TDR is classified as a restructured loan. There were no unfunded commitments on these loans at September 30, 2015, and December 31, 2014. The following table presents the TDRs by loan class at September 30, 2015 and December 31, 2014 (in thousands):

	Non-Accrual	Restructured and Accruing	Total
September 30, 2015
Agricultural loans	$554	$—	$554
Commercial real estate loans	2,482	488	2,970
Commercial loans	239	129	368
Residential real estate loans	—	—	—
Installment and consumer other	—	—	—

Total	$3,275	$617	$3,892

December 31, 2014
Agricultural loans	$—	$—	$—
Commercial real estate loans	2,571	542	3,113
Commercial loans	—	304	304
Residential real estate loans	1,156	—	1,156
Installment and consumer other	—	—	—

Total	$3,727	$846	$4,573

Credit Quality Indicators

The Company categorizes loans into risk categories based on relevant information about the ability of the borrowers to service their debt, such as current financial information, historical payment experience, credit documentation, public information and current economic trends, among other factors. The Company analyzes agricultural, commercial, and commercial real estate loans individually by classifying the credits as to credit risk. The process of analyzing loans for changes in risk rating is ongoing through routine monitoring of the portfolio and annual internal credit reviews for credits with total exposure in excess of $300,000. The Company uses the following definitions for credit risk ratings:

Sound. Credits classified as sound show very good probability of ongoing ability to meet and/or exceed obligations.

Acceptable. Credits classified as acceptable show a good probability of ongoing ability to meet and/or exceed obligations.

Satisfactory. Credits classified as satisfactory show fair probability of ongoing ability to meet and/or exceed obligations.

Low Satisfactory. Credits classified as low satisfactory show fair probability of ongoing ability to meet and/or exceed obligations. Low satisfactory credits may be newer or have less of an established track record of financial performance, inconsistent earnings, or may be going through an expansion.

Watch. Credits classified as watch show some questionable probability of ongoing ability to meet and/or exceed obligations.

Special Mention. Credits classified as special mention show potential weaknesses that deserve management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loans or of the institution’s credit position at some future date.

Substandard. Credits classified as substandard generally have well-defined weaknesses that jeopardize the repayment of the debt. They have a distinct possibility that a loss will be sustained if the deficiencies are not corrected.

Doubtful. Credits classified as doubtful have all the weaknesses inherent in those classified as substandard with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable.

The Company categorizes residential real estate, installment and consumer other loans as satisfactory at the time of origination based on information obtained as to the ability of the borrower(s) to service their debt, such as current financial information, employment status and history, historical payment experience, credit scores and type and amount of collateral among other factors. The Company updates relevant information on these types of loans at the time of refinance, troubled debt restructuring or other indications of financial difficulty, downgrading as needed using the same category descriptions as for agricultural, commercial, and commercial real estate loans. In addition, the Company further considers current payment status as an indicator of which risk category to assign the borrower.

The greater the level of deteriorated risk as indicated by a loan’s assigned risk category, the greater the likelihood a loss will occur in the future. If the loan is impaired then the loan loss reserves for the loan is recorded at the loss level of impairment. If the loan is not impaired, then its loan loss reserves are determined by the application of a loss rate that increases with risk in accordance with the allowance for loan loss analysis.

Based on the most recent analysis performed by management, the risk category of loans by class of loans is as follows as of September 30, 2015 and December 31, 2014 (dollars in thousands):

	As of September 30, 2015
	Sound/ Acceptable/ Satisfactory/ Low Satisfactory	Watch	Special Mention	Substandard	Total Loans
Agricultural loans	$407,488	$37,940	$3,139	$20,599	$469,166
Commercial real estate loans	123,301	13,782	4,664	5,891	147,638
Commercial loans	40,435	5,459	1,463	5,240	52,597
Residential real estate loans	26,527	4,579	3,203	17	34,326
Installment and consumer other	302	—	—	—	302

Total	$598,053	$61,760	$12,469	$31,747	$704,029

	As of December 31, 2014
	Sound/ Acceptable/ Satisfactory/ Low Satisfactory	Watch	Special Mention	Substandard	Total Loans
Agricultural loans	$342,598	$59,078	$2,591	$10,897	$415,164
Commercial real estate loans	104,609	23,540	6,327	3,041	137,517
Commercial loans	36,205	7,568	1,062	8,910	53,745
Residential real estate loans	29,738	6,288	2,863	1,996	40,885
Installment and consumer other	811	—	—	—	811

Total	$513,961	$96,474	$12,843	$24,844	$648,122

NOTE 4—LOANS

The components of loans were as follows:

	December 31,
	2014	2013
	(dollars in thousands)
Agricultural loans	$415,164	$375,240
Commercial real estate loans	137,517	102,645
Commercial loans	53,745	51,008
Residential real estate loans	40,885	39,901
Installment and consumer other	811	344

Total loans	648,122	569,138
Allowance for loan losses	(10,603)	(10,495)

Loans, net	$637,519	$558,643

The following table presents the aging of the recorded investment in past due loans at December 31, 2014, December 31, 2013:

	30-59 Days Past Due	60-89 Days Past Due	90+ Days Past Due	Total Past Due	Loans Not Past Due	Total Loans
	(dollars in thousands)
December 31, 2014
Agricultural loans	$355	$9	$238	$602	$414,562	$415,164
Commercial real estate loans	—	—	2,592	2,592	134,925	137,517
Commercial loans	—	42	3,366	3,408	50,337	53,745
Residential real estate loans	6	—	534	540	40,345	40,885
Installment and consumer other	—	—	—	—	811	811

Total	$361	$51	$6,730	$7,142	$640,980	$648,122

December 31, 2013
Agricultural loans	$68	$—	$400	$468	$374,772	$375,240
Commercial real estate loans	—	—	326	326	102,319	102,645
Commercial loans	—	—	1,826	1,826	49,182	51,008
Residential real estate loans	123	121	2,083	2,327	37,574	39,901
Installment and consumer other	—	—	—	—	344	344

Total	$191	$121	$4,635	$4,947	$564,191	$569,138

The following table lists information on nonaccrual, restructured, and certain past due loans:

	December 31,
	2014	2013
	(dollars in thousands)
Nonaccrual loans, 90 days or more past due	$6,730	$4,635
Nonaccrual loans, 30-89 days past due	200	207
Nonaccrual loans, less than 30 days past due	4,625	1,215
Restructured loans not on nonaccrual status	846	4,020
90 days or more past due and still accruing	—	—

The following table presents the recorded investment in nonaccrual and loans past due over 90 days on accrual by class of loan:

	December 31,
	2014	2013
	(dollars in thousands)
Agricultural loans	$1,293	$1,076
Commercial real estate loans	5,163	326
Commercial loans	3,409	1,826
Residential real estate loans	1,690	2,828

Total	$11,555	$6,056

All nonaccrual loans are considered to be impaired. Total loans considered impaired and their related reserve balances are as follows:

	December 31,
	2014	2013
	(dollars in thousands)
Impaired loans without a specific allowance	$6,532	$7,352
Impaired loans with a specific allowance	18,312	44,933

Total impaired loans	$24,844	$52,285

Specific allowance related to impaired loans	$2,894	$3,096

The average recorded investment in total impaired loans for the years ended December 31, 2014 and 2013 amounted to approximately $38,565,000 and $54,914,000, respectively. Interest income recognized on total impaired loans for the years ended December 31, 2014 and 2013 amounted to approximately $1,326,000 and $3,436,000, respectively. For nonaccrual loans included in impaired loans, the interest income that would have been recognized had those loans been performing in accordance with their original terms would have been approximately $778,000 and $497,000 for the years ended December 31, 2014 and 2013, respectively.

The following tables present loans individually evaluated for impairment by class of loans at December 31, 2014 and 2013:

	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated
	(dollars in thousands)
December 31, 2014
With no related allowance:
Agricultural loans	$1,682	$1,653	$—
Commercial real estate loans	570	342	—
Commercial loans	4,796	4,460	—
Residential real estate loans	77	77	—

	7,125	6,532	—

With an allowance recorded:
Agricultural loans	11,305	9,244	242
Commercial real estate loans	2,709	2,699	519
Commercial loans	5,380	4,450	1,848
Residential real estate loans	3,866	1,919	285

	23,260	18,312	2,894

Total	$30,385	$24,844	$2,894

December 31, 2013
With no related allowance:
Agricultural loans	$3,756	$3,756	$—
Commercial real estate loans	1,585	1,196	—
Commercial loans	2,158	1,715	—
Residential real estate loans	2,074	685	—

	9,573	7,352	—

With an allowance recorded:
Agricultural loans	25,527	25,527	268
Commercial real estate loans	5,189	5,189	833
Commercial loans	9,359	9,047	1,637
Residential real estate loans	5,563	5,170	358

	45,638	44,933	3,096

Total	$55,211	$52,285	$3,096

Changes in the allowance for loan losses are as follows:

	December 31,
	2014	2013
	(dollars in thousands)
Balance, beginning of year	$10,495	$12,521
Provision for loan losses	589	4,200
Loans charged off	(647)	(6,438)
Recoveries	166	212

Balance, end of period	$10,603	$10,495

Changes in the allowance for loan losses by portfolio segment were as follows:

	December 31, 2014
	Beginning Balance	Provision for Loan Losses	Loans Charged Off	Loan Recoveries	Ending Balance
	(dollars in thousands)
Agricultural loans	$3,144	$406	$(115)	$21	$3,456
Commercial real estate loans	3,254	87	(141)	126	3,326
Commercial loans	2,172	569	(339)	18	2,420
Residential real estate loans	1,819	(376)	(52)	1	1,392
Installment and consumer other	3	6	—	—	9
Unallocated	103	(103)	—	—	—

Total	$10,495	$589	$(647)	$166	$10,603

	December 31, 2013
	Beginning Balance	Provision for Loan Losses	Loans Charged Off	Loan Recoveries	Ending Balance
	(dollars in thousands)
Agricultural loans	$3,333	$(205)	$—	$16	$3,144
Commercial real estate loans	4,838	1,592	(3,361)	185	3,254
Commercial loans	2,283	18	(132)	3	2,172
Residential real estate loans	1,755	3,001	(2,945)	8	1,819
Installment and consumer other	13	(10)	—	—	3
Unallocated	299	(196)	—	—	103

Total	$12,521	$4,200	$(6,438)	$212	$10,495

The following table presents the balances in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method at:

	December 31, 2014
	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total
	(dollars in thousands)
Allowance for loan losses:
Agricultural loans	$242	$3,214	$3,456
Commercial real estate loans	519	2,807	3,326
Commercial loans	1,848	572	2,420
Residential real estate loans	285	1,107	1,392
Installment and consumer other	—	9	9
Unallocated	—	—	—

Total ending allowance for loan losses	2,894	7,709	10,603

Loans:
Agricultural loans	10,897	404,267	415,164
Commercial real estate loans	3,041	134,476	137,517
Commercial loans	8,910	44,835	53,745
Residential real estate loans	1,996	38,889	40,885
Installment and consumer other	—	811	811

Total loans	24,844	623,278	648,122

Net loans	$21,950	$615,569	$637,519

	December 31, 2013
	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total
	(dollars in thousands)
Allowance for loan losses:
Agricultural loans	$268	$2,876	$3,144
Commercial real estate loans	833	2,421	3,254
Commercial loans	1,637	535	2,172
Residential real estate loans	358	1,461	1,819
Installment and consumer other	—	3	3
Unallocated	—	103	103

Total ending allowance for loan losses	3,096	7,399	10,495

Loans:
Agricultural loans	29,283	345,957	375,240
Commercial real estate loans	6,385	96,260	102,645
Commercial loans	10,762	40,246	51,008
Residential real estate loans	5,855	34,046	39,901
Installment and consumer other	—	344	344

Total loans	52,285	516,853	569,138

Net loans	$49,189	$509,454	$558,643

Troubled Debt Restructurings

The Company has allocated $538,000 and $506,000 of specific reserves to customers whose loan terms have been modified in troubled debt restructurings at December 31, 2014 and 2013, respectively. The Company has no additional lending commitments at December 31, 2014 and 2013 to customers with outstanding loans that are classified as troubled debt restructurings.

A TDR on nonaccrual status is classified as a nonaccrual loan until evaluation supports reasonable assurance of repayment and of performance according to the modified terms of the loan. Once this assurance is reached, the TDR is classified as a restructured loan. At December 31, 2014, there were $4,573,000 TDR loans, of which $3,727,000 were classified as nonaccrual and $846,000 were classified as restructured and accruing. There were no unfunded commitments on these loans. At December 31, 2013, there were $7,015,000 TDR loans, of which $2,995,000 were classified as nonaccrual and $4,020,000 were classified as restructured and accruing and there were no unfunded commitments on these loans.

Credit Quality Indicators

The Company categorizes loans into risk categories based on relevant information about the ability of the borrowers to service their debt, such as current financial information, historical payment experience, credit documentation, public information and current economic trends, among other factors. The Company analyzes agricultural, commercial, and commercial real estate loans individually by classifying the credits as to credit risk. The process of analyzing loans for changes in risk rating is ongoing through routine monitoring of the portfolio and annual internal credit reviews for credits with total exposure in excess of $300,000. The Company uses the following definitions for credit risk ratings:

Sound. Credits classified as sound show very good probability of ongoing ability to meet and/or exceed obligations.

Acceptable. Credits classified as acceptable show a good probability of ongoing ability to meet and/or exceed obligations.

Satisfactory. Credits classified as satisfactory show fair probability of ongoing ability to meet and/or exceed obligations.

Watch. Credits classified as watch show some questionable probability of ongoing ability to meet and/or exceed obligations.

Special Mention. Credits classified as special mention show potential weaknesses that deserve management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loans or of the institution’s credit position at some future date.

Substandard. Credits classified as substandard generally have well-defined weaknesses that jeopardize the repayment of the debt. They have a distinct possibility that a loss will be sustained if the deficiencies are not corrected.

Doubtful. Credits classified as doubtful have all the weaknesses inherent in those classified as substandard with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable.

The Company categorizes residential real estate, installment and consumer other loans as satisfactory at the time of origination based on information obtained as to the ability of the borrower(s) to service their debt, such as current financial information, employment status and history, historical payment experience, credit scores and type and amount of collateral among other factors. The Company updates relevant information on these types of loans at the time of refinance, troubled debt restructuring or other indications of financial difficulty, downgrading as needed using the same category descriptions as for agricultural, commercial, and commercial real estate loans. In addition, the Company further considers current payment status as an indicator of which risk category to assign the borrower.

The greater the level of deteriorated risk as indicated by a loan’s assigned risk category, the greater the likelihood a loss will occur in the future. If the loan is impaired then the loan loss reserves for the loan is recorded at the loss level of impairment. If the loan is not impaired, then its loan loss reserves are determined by the application of a loss rate that increases with risk in accordance with the allowance for loan loss analysis.

Based on the most recent analysis performed by management, the risk category of loans by class of loans is as follows:

	As of December 31, 2014
	Sound/ Acceptable/ Satisfactory	Watch	Special Mention	Substandard	Total Loans
	(dollars in thousands)
Agricultural loans	$342,598	$59,078	$2,591	$10,897	$415,164
Commercial real estate loans	104,609	23,540	6,327	3,041	137,517
Commercial loans	36,205	7,568	1,062	8,910	53,745
Residential real estate loans	29,738	6,288	2,863	1,996	40,885
Installment and consumer other	811	—	—	—	811

Total	$513,961	$96,474	$12,843	$24,844	$648,122

	As of December 31, 2013
	Sound/ Acceptable/ Satisfactory	Watch	Special Mention	Substandard	Total Loans
	(dollars in thousands)
Agricultural loans	$307,673	$39,004	$21,244	$7,319	$375,240
Commercial real estate loans	67,259	25,604	2,719	7,063	102,645
Commercial loans	32,300	11,280	1,023	6,405	51,008
Residential real estate loans	27,598	5,993	3,117	3,193	39,901
Installment and consumer other	344	—	—	—	344

Total	$435,174	$81,881	$28,103	$23,980	$569,138